Exploration Stage Activities And Going Concern - Additional Information (Detail) (USD $)	Jan. 31, 2013	Jan. 31, 2012
Exploration Stage Activities and Going Concern [Line Items]
Development stage enterprise, deficit accumulated during development stage	$ 2,832,452	$ 3,121,921